[DREYFUS FOUNDERS FUNDS(R) LOGO]

                       SUPPLEMENT DATED NOVEMBER 10, 2005
                         TO DREYFUS FOUNDERS FUNDS, INC.
                      CLASS F PROSPECTUS DATED MAY 1, 2005

NEW PORTFOLIO MANAGEMENT TEAM FOR DREYFUS FOUNDERS PASSPORT FUND

Daniel B. LeVan, CFA, and John W. Evers, CFA, have assumed portfolio management responsibilities for Dreyfus Founders Passport Fund. Accordingly, the section of the prospectus entitled "Fund Summaries - Dreyfus Founders Passport Fund" is hereby amended on page 23 by revising the first paragraph of the section entitled "Portfolio Manager" to read as follows:

      PORTFOLIO MANAGERS

      Passport Fund is co-managed by two portfolio managers, DANIEL B. LEVAN and JOHN W. EVERS. Each is a Chartered Financial Analyst and has been employed by Founders since 2003. Messrs. LeVan and Evers began co-managing the Fund in November 2005. Mr. LeVan also is a senior vice president of The Boston Company Asset Management, LLC ("The Boston Company"), an affiliate of Founders, where he has been employed since 2003. Mr. LeVan was formerly a vice president at Standish Mellon Asset Management Company, LLC ("Standish Mellon"), also an affiliate of Founders, where he was a lead portfolio manager for global, international and European small-cap portfolios from 1994 to 2003. Mr. Evers also serves as an assistant portfolio manager for The Boston Company's international small cap equity strategy and as a research analyst for its international core, growth and small cap strategies. Prior to joining The Boston Company in 2003, Mr. Evers was a vice president at Standish Mellon beginning in 1998.

THE NEW TEAM'S MANAGEMENT STYLE

While the "Investment Approach" of Dreyfus Founders Passport Fund set forth on page 22 of the prospectus is not being changed, the new portfolio management team will manage the Fund using a "core style" of investing. The Fund formerly was managed using a "growth style" of investing. Therefore, all references to the Fund being managed in a "growth style" appearing on pages 4 and 27 of the prospectus are hereby revised accordingly. The Fund will invest in foreign small-cap companies that appear to be undervalued (as measured by their price/earnings ratios) and that may have value and/or growth characteristics. The portfolio managers employ a bottom-up approach which emphasizes individual stock selection.

In addition, the first sentence of the third paragraph on page 4 is hereby revised to read as follows:

      We continually monitor the securities in the Funds' portfolios, and will consider selling a security if its current price is

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      greater than our estimate of its intrinsic  value or, with respect to Passport Fund, its business momentum deteriorates or valuation becomes excessive.

The definition of "foreign small-cap companies" on page 22 of the prospectus is hereby revised to read as follows:

      FOREIGN SMALL-CAP COMPANIES are those which, at the time of purchase, have total market capitalizations that fall in the range of the capitalizations of the companies that comprise the Citigroup Extended Market Ex-U.S. Index(sm). This index represents, on a country-by-country basis, the small-capitalization component of the Citigroup Broad Market Index(sm), which is a comprehensive float-weighted index of companies in 26 countries (excluding the U.S.) with market capitalizations of at least $100 million.

The Citigroup Extended Market Ex-U.S. Index also will be used as the comparative index for Dreyfus Founders Passport Fund in future prospectuses and shareholder reports, although the returns of the Fund's previous comparative indexes also will be shown in the next prospectus and shareholder report.

CLOSURE OF DREYFUS FOUNDERS PASSPORT FUND TO NEW INVESTORS ON DECEMBER 30, 2005

Effective the close of business on December 30, 2005, Dreyfus Founders Passport Fund will be closed to new investors. Shareholders of the Fund on that date may continue to make additional purchases and to reinvest dividends and capital gains into accounts existing on that date. Investors who do not own shares of the Fund on December 30, 2005 generally will not be allowed to buy shares of the Fund, except that new accounts may be established by:

o Participants in qualified defined contribution retirement plans (for example 401(k) plans, profit sharing plans and money purchase plans), 403(b) plans and 457 plans, if the plan establishes Dreyfus Founders Passport Fund as an investment option prior to the Fund's closure to new investors, and the account is established through the plan; and
o Employees of Founders and directors of the Funds, if they open accounts directly with the Funds' distributor or transfer agent.

Passport Fund shareholders who close their accounts after December 30, 2005 may be prohibited from reactivating their account or opening a new Passport Fund account. These restrictions will apply to investments made directly with the Fund's distributor and transfer agent as well as investments made through financial intermediaries, such as brokers, banks or financial advisers. Investors may have to show they are eligible to purchase Passport Fund shares before an investment is accepted. The Fund may resume sales of shares to new investors at some future date, but there are no current plans to do so.

                                                             November 10, 2005

                         DREYFUS FOUNDERS PASSPORT FUND
                        CLASS A, B, C, R AND T PROSPECTUS

                            SUPPLEMENT TO PROSPECTUS
                                DATED MAY 1, 2005

NEW PORTFOLIO MANAGEMENT TEAM

Daniel B. LeVan, CFA, and John W. Evers, CFA, have assumed portfolio management responsibilities for the fund. Accordingly, the section of the fund's prospectus entitled "Management" is hereby amended by revising the fifth paragraph on page 7 to read as follows:

      The fund is co-managed by two portfolio managers, Daniel B. LeVan and John W. Evers. Each is a Chartered Financial Analyst and has been employed by Founders since 2003. Messrs. LeVan and Evers began co-managing the fund in November 2005. Mr. LeVan also is a senior vice president of The Boston Company Asset Management, LLC ("The Boston Company"), an affiliate of Founders, where he has been employed since 2003. Mr. LeVan was formerly a vice president at Standish Mellon Asset Management Company, LLC ("Standish Mellon"), also an affiliate of Founders, where he was a lead portfolio manager for global, international and European small-cap portfolios from 1994 to 2003. Mr. Evers also serves as an assistant portfolio manager for The Boston Company's international small cap equity strategy and as a research analyst for its international core, growth and small cap strategies. Prior to joining The Boston Company in 2003, Mr. Evers was a vice president at Standish Mellon beginning in 1998.

THE NEW TEAM'S MANAGEMENT STYLE

The new portfolio management team will manage the fund using a "core style" of investing. The fund formerly was managed using a "growth style" of
investing.   Accordingly,  the  section  of  the  fund's  prospectus  entitled
"Investment Approach" is hereby amended by revising the second and third paragraphs on the inside cover page to read as follows:

      Founders Asset Management LLC (Founders) manages the fund using a "core style" of investing. The fund invests in foreign small-cap companies that appear to be undervalued (as measured by their price/earnings ratios) and that may have value and/or growth characteristics. The portfolio managers employ a bottom-up approach which emphasizes individual stock selection.

      Founders continually monitors the securities in the fund's portfolio, and will consider selling a security if business momentum deteriorates or valuation becomes excessive. Founders also may sell a security if an event occurs that contradicts Founders' rationale for owning it, such as a deterioration in the company's financial fundamentals. In addition, Founders may sell a security if better investment opportunities emerge elsewhere. Founders also may liquidate a security if Founders changes the fund's industry sector or country weightings.

The definition of "foreign small-cap companies" on page 1 of the prospectus is hereby revised to read as follows:

      FOREIGN SMALL-CAP COMPANIES are those which, at the time of purchase, have total market capitalizations that fall in the range of the capitalizations of the companies that comprise the Citigroup Extended Market Ex-U.S. Index(sm). This index represents, on a country-by-country basis, the small-capitalization component of the Citigroup Broad Market Index(sm), which is a comprehensive float-weighted index of companies in 26 countries (excluding the U.S.) with market capitalizations of at least $100 million.

The Citigroup Extended Market Ex-U.S. Index also will be used as the comparative index for the fund in future prospectuses and shareholder reports, although the returns of the fund's previous comparative indexes also will be shown in the next prospectus and shareholder report.

CLOSURE OF THE FUND TO NEW INVESTORS ON DECEMBER 30, 2005

Effective the close of business on December 30, 2005, the fund will be closed to new investors. Shareholders of the fund on that date may continue to make additional purchases and to reinvest dividends and capital gains into accounts existing on that date. Investors who do not own shares of the fund on December 30, 2005 generally will not be allowed to buy shares of the fund, except that new accounts may be established by:

o Participants in qualified defined contribution retirement plans (for example 401(k) plans, profit sharing plans and money purchase plans), 403(b) plans and 457 plans, if the plan establishes the fund as an investment option prior to the fund's closure to new investors, and the account is established through the plan; and
o Employees of Founders and directors of the fund, if they open accounts directly with the fund's distributor or transfer agent.

Fund shareholders who close their accounts after December 30, 2005 may be prohibited from reactivating their account or opening a new fund account. These restrictions will apply to investments made directly with the fund's distributor and transfer agent as well as investments made through financial intermediaries, such as brokers, banks or financial advisers. Investors may have to show they are eligible to purchase fund shares before an investment is accepted. The fund may resume sales of shares to new investors at some future date, but there are no current plans to do so.